Investment in Associate	6 Months Ended
Dec. 31, 2025
Investment in Associate [Abstract]
Investment in associate
5.	Investment in associate

On October 16, 2025, Linkers Asia Pacific Limited, a wholly-owned subsidiary of the Company entered into a Share Sale and Purchase Agreement, with Mr. Man Tak Lau, the chairman of the board of directors of the Company, for the purchase of 104,000 shares, or 20% of the outstanding shares, of LPW Electronics Co., Ltd. (“LPW”) The transaction was closed on October 31, 2025.

	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
At beginning of financial year/period	-	-	-
Addition	-	3,447,430	849,958
Share of post-acquisition results	-	(81,320)	(20,049)
Foreign exchange loss	-	(102,047)	(25,160)
At end of financial year/period	-	3,264,063	804,749

Summarised financial information for associates

	December 31, 2025	December 31, 2025
	RM	US$
Current assets	3,025,250	745,870

Current liabilities	(654,812)	(161,443)

Non-current assets	25,216,162	6,217,002

Non-current liabilities	(24,268,922)	(5,983,462)

Summarised statement of comprehensive income/(loss)

	December 31, 2025	December 31, 2025
	RM	US$
Revenue	2,850,028	702,670

Loss from operations	(2,990,364)	(737,269)

Loss from operations (after acquisition)	(414,374)	(102,163)

Reconciliation of summarized financial information

Reconciliation of the summarized financial information presented, to the carrying amount of the Group’s interest in associates, is as follows:

	December 31, 2025	December 31, 2025
	RM	US$
Net assets	3,317,678	817,967

Group’s equity interest	20%	20%

Group’s share of net assets	663,536	163,593

Goodwill	2,512,391	619,426

Foreign exchange	88,136	21,730

Carrying value	3,264,063	804,749